Warrants (Details) - Schedule of assumptions used to value the company's warrant	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2018
Schedule of assumptions used to value the company's warrant [Abstract]
Expected term (in years)	5 years 6 months	2 years 9 months
Expected volatility	41.48%	49.39%
Risk-free interest rate	0.83%	2.11%